Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
9.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

December 31, 2014	Gross Cost	Accumulated Depreciation	Net Cost
Land	80	—	80
Buildings	886	(411)	475
Facilities & leasehold improvements	2,946	(2,629)	317
Machinery and equipment	13,491	(11,822)	1,669
Computer and R&D equipment	410	(371)	39
Other tangible assets	118	(109)	9
Construction in progress	58	—	58

Total	17,989	(15,342)	2,647

December 31, 2013	Gross Cost	Accumulated Depreciation	Net Cost
Land	94	—	94
Buildings	987	(429)	558
Facilities & leasehold improvements	3,218	(2,826)	392
Machinery and equipment	14,684	(12,728)	1,956
Computer and R&D equipment	463	(414)	49
Other tangible assets	137	(121)	16
Construction in progress	91	—	91

Total	19,674	(16,518)	3,156

The line “Construction in progress” in the table above includes property, plant and equipment under construction and equipment under qualification before operating.

Facilities & leasehold improvements, Machinery and equipment and Other tangible assets include assets acquired under capital lease. The Net Cost of Assets under capital lease was $1 million for both the years ended December 31, 2014 and 2013.

The depreciation charge in 2014, 2013 and 2012 was $750 million, $838 million and $930 million, respectively.

Capital investment funding has totaled less than $1 million for the year ended December 31, 2014, $3 million for the year ended December 31, 2013 and $1 million for the year ended December 31, 2012. Public funding reduced depreciation charges by $4 million, $6 million and $10 million in 2014, 2013 and 2012, respectively.

For the years ended December 31, 2014, 2013 and 2012 the Company made equipment sales for cash proceeds of $9 million, $12 million and $16 million, respectively.

In July 2013, the Company announced that it would wind down certain 6-inch manufacturing lines, close its back-end plant in Longgang and consolidate back-end activities in China to Shenzhen. Following this announcement, the Longgang building and related facilities that the Company intends to dispose were reclassified to Assets held for sale for an amount of $31 million as of December 31, 2014.